CONSOLIDATED STATEMENTS OF INCOME / (LOSS) AND COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 36,958	$ 0
Cost of sales	(28,861)	0
Depletion, depreciation and amortization	(4,528)	0
Mine operating income	3,569	0
Expenses
Exploration, evaluation and pre-development	38,809	10,477
General and administrative	17,090	10,456
Restructuring costs	0	4,444
Property maintenance	3,249	387
Share-based payments	3,280	2,683
Loss before the following	(58,859)	(28,447)
Other income / (expense)	(11,683)	126,942
Finance expense	(20,488)	(645)
Related party interest expense	0	(1,177)
Profit (loss) before tax	(91,030)	96,673
Current tax expense	0	(200)
Deferred tax recovery	11,833	(19,853)
Income / (loss) from continuing operations	(79,197)	76,620
Comprehensive income / (loss) for the year	(79,197)	76,620
Income from discontinued operations for the period	0	11,603
Income / (loss) for the year	(79,197)	88,223
Comprehensive income / (loss) for the year	$ (79,197)	$ 88,223
Basic income / (loss) per share (in dollars per share)	$ (0.33)	$ 0.60
Diluted income / (loss) per share (in dollars per share)	$ (0.33)	$ 0.58
Basic weighted average shares outstanding (in shares)	240,100,023	148,288,884
Diluted weighted average share outstanding (in shares)	240,100,023	153,041,598